Working capital - Analysis of provisions for obsolescence of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Classes of inventory [Line Items]
Balance at beginning of the year	$ 124	$ 128	$ 113
Exchange differences	(6)	(3)	(27)
Income statement charge	89	51	66
Utilised	(27)	(47)	(23)
Sale of businesses	0	(5)	(1)
Ending balance	$ 180	$ 124	$ 128